Financial Instruments (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Interest Rate Swap Hedges
Fair value change of underlying hedged debt		$ (739,000)	$ 10,537,000	$ (48,406,000)
Effect of fair value interest rate swap hedges on results
Unrealized and realized losses on interest rate swaps		(155,173,000)	(121,379,000)	(137,181,000)
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps		(1,100,000)	(500,000)	700,000
Fair value change of underlying hedged debt	900,000		1,800,000	800,000
Related liability of fair value hedged debt		2,200,000	3,400,000
Net ineffectiveness gain	500,000		1,300,000	1,500,000
Effect of fair value interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		(1,100,000)	(500,000)	700,000
Unrealized gains/(losses) on fair value of hedged debt		600,000	1,000,000	(200,000)
Amortization of fair value of hedged debt		300,000	800,000	1,000,000
Reclassification of fair value of hedged debt to Statement of Comprehensive Income		300,000
Realized gains		1,800,000	2,200,000	2,600,000
Unrealized and realized losses on interest rate swaps		1,900,000	3,500,000	4,100,000
Fair Value Hedges | RBS | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value		2,908,000	3,964,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		60,528,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.835%
Fair Value		1,390,000	1,917,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		62,342,000
Fixed Rate (Danaos receives) (as a percent)		5.0125%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.855%
Fair Value		$ 1,518,000	$ 2,047,000